Business combination	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business combination
22.	Business combination

On May 24, 2018, the Company acquired a 70% equity interest in Hangzhou Jiujiu Financial Information Services Limited for the expansion into the finance information service market for a total consideration of RMB4,500 (US$654). The acquisition was accounted for as a business combination. Goodwill representing the expected synergies from the acquisition of RMB3,067 (US$446) was recognized which is not tax deductible.

On June 6, 2018, the Company acquired 100% equity interest in Rymo Technology Industry Limited which is engaged in the provision of collateral registration services through its wholly owned subsidiary, Shanghai Zaohui Finance Lease Co., Ltd., for nil consideration. The acquisition was accounted for as a business combination. Goodwill representing the expected synergies from the acquisition of RMB2,745 (US$399) was recognized which is not tax deductible.

The results of the purchase price allocation for these acquisitions are based on valuation determined by the Company with the assistance of an independent third party valuation firm. The purchase price allocations and the actual results of operations after the acquisition date have not been presented because the effects of these acquisitions were insignificant, either individually or in aggregate.

The changes in carrying amount of goodwill were as follow:

RMB
Balance at January 1, 2018	-
Goodwill acquired	5,812
Balance at December 31, 2018	5,812
Balance at December 31, 2018 (US$)	845

No impairment losses were recognized for the year ended December 31, 2018.